Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [Abstract]
Schedule of transferred assets and liabilities	The table below sets out the carrying values of the transferred assets and the associated liabilities. For repurchase and securities lending transactions, the associated liabilities represent the Group’s obligation to repurchase the transferred assets. For securitisation programmes, the associated liabilities represent the external notes in issue (note 24). The liabilities shown in the table below have recourse to the transferred assets.

	2024		2023
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Repurchase and securities lending transactions
Debt securities held at amortised cost	1,420	–	1,401	–
Financial assets at fair value through other comprehensive income	10,272	3,543	9,583	4,906
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	27,284	5,207	30,190	4,234
1The carrying value of associated liabilities excludes securitisation notes held by the Group of £16,752 million (31 December 2023: £19,617 million).